Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [Line Items]
Transactions costs		R$ (4,321,135)	R$ (2,773,436)	R$ (1,815,374)
Costs of goods sold		0	0	(463,293)
Marketing and advertising		(791,134)	(510,840)	(476,466)
Personnel expenses		(1,074,249)	(619,137)	(399,104)
Financial expenses		(790,635)	(109,232)	(38,138)
Charge backs	R$ (73,356)	(664,268)	(288,309)	(200,633)
Depreciation and amortization		(768,593)	(376,335)	(128,348)
Other (vi)		(550,681)	(362,693)	(273,314)
Total		8,960,695	5,039,982	3,794,670
Classified as: [Line Items]
Cost of services		(5,775,895)	(3,772,298)	(2,236,066)
Cost of sales		0	0	(526,021)
Selling expenses		(1,523,908)	(617,463)	(565,170)
Administrative expenses		(877,559)	(563,893)	(427,366)
Financial expenses		(790,635)	(109,232)	(38,138)
Other income (expenses), net		7,302	22,904	(1,909)
Total		R$ 8,960,695	R$ 5,039,982	R$ 3,794,670